Commitments and Contingencies Yield (Parent) (Notes)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Lease Commitments
The Company leases certain facilities and equipment under operating leases, some of which include escalation clauses, expiring on various dates through 2048. The effects of these scheduled rent increases, leasehold incentives, and rent concessions are recognized on a straight-line basis over the lease term unless another systematic and rational allocation basis is more representative of the time pattern in which the leased property is physically employed. Lease expense under operating leases was $5 million for the year ended December 31, 2014, and $2 million for each of the years ended 2013 and 2012.
Future minimum lease commitments under operating leases for the years ending after December 31, 2014, are as follows:

Period	(In millions)
2015	$12
2016	11
2017	7
2018	7
2019	7
Thereafter	133
Total	$177

Gas and Transportation Commitments
The Company has entered into contractual arrangements to procure power, fuel and associated transportation services. For the years ended December 31, 2014, 2013 and 2012, the Company purchased $55 million, $40 million, and $30 million, respectively, under such arrangements.
As of December 31, 2014, the Company's commitments under such outstanding agreements are estimated as follows:

Period	(In millions)
2015	$15
2016	4
2017	3
2018	3
2019	2
Thereafter	26
Total	$53

Contingencies
In the normal course of business, the Company is subject to various claims and litigation. Management expects that these various litigation items will not have a material adverse effect on the Company's results of operations or financial position.
Commitments, Contingencies and Guarantees
See Note 13, Income Taxes and Note 15, Commitments and Contingencies to the Company's consolidated financial statements for a detailed discussion of NRG Yield, Inc.’s commitments and contingencies.

Note 4 — Dividends
Cash distributions paid to NRG Yield, Inc. by its subsidiary, NRG Yield LLC, were $41 million and $5 million for the years ended December 31, 2014 and 2013, respectively.